Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES
Net loss	$ (288,685)	$ (457,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	8,427	$ 8,280
Shares issued for compensation	8,000
Gain of property and equipment disposal	(63,952)
Changes in operating assets and liabilities:
Accounts payable	489	$ 458
Accrued salary to related party	63,021
NET CASH (USED IN) OPERATING ACTIVITIES	(272,699)	$ (448,909)
INVESTING ACTIVITIES
Investment	0	0
Proceeds from disposal of property, plant, and equipment	$ 297,890	0
Acquisition of property, plant, and equipment		(56,747)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	$ 297,890	(56,747)
FINANCING ACTIVITIES
Payments of loan payable	(116,141)	(25,410)
Shares issued for cash	20,000	309,950
Proceeds from contribution from related parties	169,013	264,786
NET CASH PROVIDED BY FINANCING ACTIVITIES	72,872	549,326
NET CHANGE IN CASH	98,063	43,670
CASH AT BEGINNING OF PERIOD	18,218	56,245
CASH AT END OF PERIOD	$ 116,281	$ 99,914